Rule 497 Document

The interactive data file included as an exhibit to this Rule 497 filing relates to, and incorporates by reference, the supplement dated April 20, 2018 to the prospectus dated April 1, 2017, for Lord Abbett Emerging Markets Currency Fund, a series of Lord Abbett Global Fund, Inc. that was filed with the U.S. Securities and Exchange Commission pursuant to Rule 497 under the Securities Act of 1933. (Accession No. (0000930413-18-001370).